Praxis Impact Large Cap Growth ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.6%		Shares	Value
Communications - 16.6%
Airbnb, Inc. - Class A (a)		808	$98,107
Alphabet, Inc. - Class A		4,993	1,213,798
Alphabet, Inc. - Class C		10,042	2,445,729
AppLovin Corp. - Class A (a)		487	349,929
Booking Holdings, Inc.		63	340,154
DoorDash, Inc. - Class A (a)		705	191,753
Electronic Arts, Inc.		180	36,306
Expedia Group, Inc. – Class A		324	69,255
Fox Corp. - Class A		878	55,367
GoDaddy, Inc. - Class A (a)		303	41,460
Meta Platforms, Inc. - Class A		3,174	2,330,922
Netflix, Inc. (a)		745	893,195
Pinterest, Inc. - Class A (a)		1,256	40,406
Reddit, Inc. - Class A (a)		272	62,557
ROBLOX Corp. - Class A (a)		1,447	200,438
T-Mobile US, Inc.		878	210,176
Trade Desk, Inc. - Class A (a)		979	47,981
Uber Technologies, Inc. (a)		3,563	349,067
VeriSign, Inc.		245	68,495
			9,045,095

Consumer Discretionary - 13.1%
Amazon.com, Inc. (a)		13,830	3,036,653
AutoZone, Inc. (a)		40	171,610
Burlington Stores, Inc. (a)		191	48,609
Carnival Corp. (a)		882	25,499
Carvana Co. – Class A (a)		262	98,837
Chipotle Mexican Grill, Inc. (a)		2,268	88,883
Copart, Inc. (a)		1,484	66,735
eBay, Inc.		488	44,384
Hilton Worldwide Holdings, Inc.		549	142,432
Live Nation Entertainment, Inc. (a)		547	89,380
Lululemon Athletica, Inc. (a)		288	51,244
Marriott International, Inc. - Class A		379	98,707
McDonald's Corp.		1,058	321,516
O'Reilly Automotive, Inc. (a)		1,916	206,564
Royal Caribbean Cruises Ltd.		326	105,487
Starbucks Corp.		1,863	157,610
Tesla, Inc. (a)		4,584	2,038,596
TJX Cos., Inc.		1,847	266,965
Ulta Beauty, Inc. (a)		60	32,805
Yum! Brands, Inc.		376	57,152
			7,149,668

Consumer Staples - 1.3%
Church & Dwight Co., Inc.		377	33,036
Costco Wholesale Corp.		611	565,560
Estee Lauder Cos., Inc. - Class A		313	27,582
Monster Beverage Corp. (a)		1,094	73,637
			699,815

Energy - 0.7%
Baker Hughes Co.		1,380	67,234
EOG Resources, Inc.		244	27,357
EQT Corp.		1,048	57,043
First Solar, Inc. (a)		140	30,874
Kinder Morgan, Inc.		2,149	60,838
Phillips 66		406	55,224
Texas Pacific Land Corp.		44	41,080
Venture Global, Inc. - Class A		2,048	29,061
			368,711

Financials - 7.1%
Ares Management Corp. - Class A		571	91,297
Arthur J Gallagher & Co.		163	50,488
Blackrock, Inc.		22	25,649
Block, Inc. – Class A (a)		1,320	95,396
Broadridge Financial Solutions, Inc.		127	30,248
Brown & Brown, Inc.		525	49,240
Capital One Financial Corp.		119	25,297
CME Group, Inc. – Class A		163	44,041
Coinbase Global, Inc. - Class A (a)		438	147,821
Equifax, Inc.		191	48,997
FactSet Research Systems, Inc.		167	47,844
Fair Isaac Corp. (a)		52	77,820
Interactive Brokers Group, Inc. - Class A		1,441	99,155
Intercontinental Exchange, Inc.		199	33,527
LPL Financial Holdings, Inc.		272	90,492
Mastercard, Inc. - Class A		1,482	842,976
Moody's Corp.		324	154,379
MSCI, Inc.		127	72,061
Nasdaq, Inc.		548	48,471
Robinhood Markets, Inc. - Class A (a)		1,931	276,481
Rocket Cos., Inc. - Class A		1,328	25,737
S&P Global, Inc.		596	290,079
Tradeweb Markets, Inc. - Class A		380	42,172
Verisk Analytics, Inc.		379	95,322
Visa, Inc. - Class A		3,088	1,054,181
			3,859,171

Health Care - 5.2%
Alnylam Pharmaceuticals, Inc. (a)		310	141,360
Boston Scientific Corp. (a)		2,923	285,372
Cardinal Health, Inc.		231	36,258
Danaher Corp.		267	52,935
Dexcom, Inc. (a)		1,091	73,413
Eli Lilly & Co.		1,420	1,083,460
Gilead Sciences, Inc.		461	51,171
IDEXX Laboratories, Inc. (a)		164	104,778
Insulet Corp. (a)		196	60,511
Intuitive Surgical, Inc. (a)		633	283,097
Mettler-Toledo International, Inc. (a)		41	50,332
ResMed, Inc.		264	72,265
Stryker Corp.		498	184,096
Thermo Fisher Scientific, Inc.		62	30,071
Vertex Pharmaceuticals, Inc. (a)		436	170,755
Waters Corp. (a)		112	33,579
West Pharmaceutical Services, Inc.		127	33,316
Zoetis, Inc.		631	92,328
			2,839,097

Industrials - 4.9%
Amphenol Corp. - Class A		2,376	294,030
Automatic Data Processing, Inc.		484	142,054
Axon Enterprise, Inc. (a)		209	149,987
Cintas Corp.		406	83,336
Deere & Co.		62	28,350
Emerson Electric Co.		205	26,892
Expeditors International of Washington, Inc.		316	38,739
Fastenal Co.		3,183	156,094
GE Vernova, Inc.		524	322,208
HEICO Corp.		183	59,076
Howmet Aerospace, Inc.		932	182,886
Ingersoll Rand, Inc.		616	50,894
Johnson Controls International PLC		655	72,017
Keysight Technologies, Inc. (a)		155	27,113
Old Dominion Freight Line, Inc.		463	65,181
Paychex, Inc.		370	46,901
Quanta Services, Inc.		291	120,596
Republic Services, Inc.		236	54,157
Rockwell Automation, Inc.		187	65,362
Rollins, Inc.		1,650	96,921
Southwest Airlines Co.		1,569	50,067
TE Connectivity PLC		125	27,441
Trane Technologies PLC		180	75,953
Trimble, Inc. (a)		483	39,437
United Airlines Holdings, Inc. (a)		308	29,722
Veralto Corp.		311	33,156
Vertiv Holdings Co. - Class A		812	122,498
Waste Connections, Inc.		553	97,217
Westinghouse Air Brake Technologies Corp.		185	37,087
WW Grainger, Inc.		78	74,331
			2,669,703

Materials - 0.6%
Ecolab, Inc.		374	102,424
Martin Marietta Materials, Inc.		88	55,465
Sherwin-Williams Co.		329	113,919
Vulcan Materials Co.		272	83,673
			355,481

Real Estate - 0.2%
CBRE Group, Inc. - Class A (a)		227	35,766
CoStar Group, Inc. (a)		981	82,767
			118,533

Technology - 48.9%(b)
Accenture PLC - Class A		115	28,359
Adobe, Inc. (a)		647	228,229
Advanced Micro Devices, Inc. (a)		3,032	490,547
Apple, Inc.		21,758	5,540,240
Applied Materials, Inc.		602	123,254
Arista Networks, Inc. (a)		2,047	298,268
Atlassian Corp. - Class A (a)		388	61,964
Autodesk, Inc. (a)		493	156,611
Bentley Systems, Inc. - Class B		512	26,358
Broadcom, Inc.		7,469	2,464,098
Cadence Design Systems, Inc. (a)		536	188,275
Cisco Systems, Inc.		537	36,742
Cloudflare, Inc. - Class A (a)		714	153,217
CoreWeave, Inc. - Class A (a)		354	48,445
Corning, Inc.		344	28,218
Crowdstrike Holdings, Inc. - Class A (a)		424	207,921
Datadog, Inc. - Class A (a)		778	110,787
Fortinet, Inc. (a)		1,358	114,181
Gartner, Inc. (a)		124	32,596
HubSpot, Inc. (a)		124	58,007
Intuit, Inc.		499	340,772
KLA Corp.		211	227,585
Lam Research Corp.		2,204	295,116
Marvell Technology, Inc.		1,707	143,508
Microsoft Corp.		11,346	5,876,661
MongoDB, Inc. (a)		257	79,768
Monolithic Power Systems, Inc.		79	72,731
NVIDIA Corp.		35,273	6,581,236
Okta, Inc. – Class A (a)		423	38,789
Oracle Corp.		1,581	444,640
Palo Alto Networks, Inc. (a)		1,284	261,448
Roper Technologies, Inc.		55	27,428
Salesforce, Inc.		1,658	392,946
Seagate Technology Holdings PLC		404	95,368
ServiceNow, Inc. (a)		356	327,620
Snowflake, Inc. (a)		732	165,103
Strategy, Inc. - Class A (a)		496	159,816
Super Micro Computer, Inc. (a)		1,103	52,878
Synopsys, Inc. (a)		330	162,819
Teradyne, Inc.		230	31,657
Texas Instruments, Inc.		1,165	214,045
Tyler Technologies, Inc. (a)		84	43,945
Veeva Systems, Inc. - Class A (a)		352	104,864
Western Digital Corp.		255	30,615
Workday, Inc. - Class A (a)		352	84,737
Zscaler, Inc. (a)		234	70,120
			26,722,532
TOTAL COMMON STOCKS (Cost $45,219,287)			53,827,806

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.0%		Shares	Value
Real Estate - 1.0%
American Tower Corp.		670	128,855
Equinix, Inc.		184	144,116
SBA Communications Corp.		181	34,996
Welltower, Inc.		1,364	242,983
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $549,500)			550,950

CORPORATE BONDS - 0.3%		Par	Value
Consumer Discretionary - 0.3%
Capital Impact Partners, 4.50%, 06/15/2026		180,000	180,533
TOTAL CORPORATE BONDS (Cost $180,000)			180,533

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.1%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(c)		69,939	69,939
TOTAL MONEY MARKET FUNDS (Cost $69,939)			69,939

TOTAL INVESTMENTS - 100.0% (Cost $46,018,726)			54,629,228
Liabilities in Excess of Other Assets - (0.0)% (d)			(8,047)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$54,621,181
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.

Praxis Impact Large Cap Growth ETF
Notes to Quarterly Schedule of Investments
September 30, 2025 (Unaudited)

In certain circumstances, the Praxis Investment Management, Inc. Valuation Procedures for the Praxis Funds (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Designee. In valuing restricted securities under the Valuation Procedures, the Designee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Designee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.
The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted prices in active markets for identical securities
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$53,827,806	$–	$–	$53,827,806
Real Estate Investment Trusts - Common	550,950	–	–	550,950
Corporate Bonds	–	180,533	–	180,533
Money Market Funds	69,939	–	–	69,939
Total Investments	$54,448,695	$180,533	$–	$54,629,228

Refer to the Schedule of Investments for further disaggregation of investment categories.